UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022
(Address of principal executive offices)	(Zip code)

R. Michael Thorfinnson, President, TD Asset Management USA Funds Inc.,399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-828-3653

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 30.8%
BANKS — 24.8%
Bank of Montreal
1.32%, 11/13/17 (A)	$20,000,000	$20,000,000
1.75%, 4/17/18 (A)	10,000,000	10,021,221
Bank of Montreal MTN
1.40%, 9/11/17	10,000,000	10,001,331
Bank of Nova Scotia
1.61%, 2/5/18 (A)	13,776,000	13,790,292
Caisse Centrale Desjardins MTN
1.55%, 9/12/17 (B)	4,675,000	4,676,055
Canadian Imperial Bank of Commerce
1.86%, 10/23/17 (A)	10,000,000	10,006,339
1.43%, 6/29/18 (A)	15,000,000	15,000,000
Commonwealth Bank of Australia
1.40%, 9/8/17	22,435,000	22,439,314
1.90%, 9/18/17	17,480,000	17,495,568
International Finance MTN
1.27%, 3/6/18 (A)	27,020,000	27,030,062
National Bank of Canada
1.55%, 3/22/18 (A)	25,000,000	25,000,000
National Bank of Canada MTN
1.45%, 11/7/17	5,000,000	5,001,765
Royal Bank of Canada MTN
1.50%, 1/16/18	7,000,000	7,004,055
Royal Bank of Canada
1.20%, 9/19/17	6,357,000	6,356,610
1.71%, 10/5/17 (A)	4,775,000	4,776,793
1.32%, 12/19/17 (A)	13,000,000	13,000,000
1.99%, 3/22/18 (A)	1,000,000	1,003,810
US Bank
1.38%, 9/11/17	20,000,000	20,004,463
Westpac Banking
2.00%, 8/14/17	2,565,000	2,565,706
1.50%, 12/1/17	10,000,000	10,006,147
1.60%, 1/12/18	20,000,000	20,024,577
		265,204,108
DOMESTIC/FOREIGN BANK SUPPORTED — 1.6%
Corporate Finance Managers, Ser B, (LOC: Wells Fargo Bank, N.A.)
1.23%, 8/3/17 (A)	16,075,000	16,075,000
PCP Investors, (LOC: Wells Fargo Bank, N.A.)
1.23%, 8/3/17 (A)	1,065,000	1,065,000
		17,140,000
FINANCIALS — 2.5%
Partisan Property
1.22%, 8/2/17 (A)	3,713,150	3,713,150
Toyota Motor Credit MTN
1.38%, 1/10/18	5,000,000	5,001,390
1.45%, 1/12/18	8,793,000	8,797,524
1.26%, 5/17/18 (A)	9,300,000	9,302,895
		26,814,959
INDUSTRIAL — 1.9%
Johnson & Johnson
1.13%, 11/21/17	20,000,000	19,998,978
TOTAL CORPORATE OBLIGATIONS		329,158,045
COMMERCIAL PAPER — 22.8%
BANKS — 6.5%
Australia & New Zealand Banking Group
1.13%, 9/29/17 (B) (C)	25,000,000	24,953,701
1.24%, 10/23/17 (B) (C)	15,000,000	14,957,290
Bank of Nova Scotia
1.45%, 12/19/17 (B) (C)	10,000,000	10,008,683
Caisse Centrale Desjardins
1.27%, 9/28/17 (B) (C)	20,000,000	19,959,078
		69,878,752
INDUSTRIAL & OTHER COMMERCIAL PAPER — 16.3%
Adventist Health
1.15%, 8/23/17 (C)	5,000,000	4,996,486
CDP Financial
1.34%, 11/17/17 (B) (C)	8,000,000	7,968,080
Johnson & Johnson
1.18%, 10/24/17 (B) (C)	20,000,000	19,944,933
Microsoft
1.20%, 11/7/17 (B) (C)	15,000,000	14,951,000
Ontario Province
1.13%, 9/18/17 (C)	20,000,000	19,969,867
Ontario Teachers
1.10%, 8/31/17 (B) (C)	9,530,000	9,521,264
1.33%, 9/29/17 (B) (C)	15,000,000	14,967,550
PSP Capital
1.14%, 8/18/17 (B) (C)	15,000,000	14,991,925
1.13%, 9/20/17 (B) (C)	15,000,000	14,976,458
1.31%, 10/26/17 (B)	10,000,000	10,000,000
Yale University
1.07%, 8/7/17 (C)	10,000,000	9,998,217
1.18%, 9/18/17 (C)	31,650,000	31,600,204
		173,885,984
TOTAL COMMERCIAL PAPER		243,764,736
MUNICIPAL OBLIGATIONS — 16.3%
Board of Trustees of Michigan State University, TECP
1.07%, 8/14/17	23,000,000	23,000,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.78%, 8/2/17 (D)	7,500,000	7,500,000
California State, High-Speed Passenger Train Project, GO
1.25%, 4/1/18	1,000,000	1,000,000
California State, TECP
1.23%, 9/7/17	3,820,000	3,820,000
1.20%, 9/13/17	3,000,000	3,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
1.17%, 8/3/17 (D)	1,182,000	1,182,000
Massachusetts Port Authority, Harborside Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
1.19%, 9/1/17 (B) (D)	5,400,000	5,400,000
Sentara Healthcare, TECP
1.20%, 8/8/17	3,320,000	3,320,000
1.10%, 8/16/17	17,000,000	17,000,000
1.28%, 9/13/17	4,680,000	4,680,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Texas A&M University, TECP
1.15%, 8/3/17	$15,000,000	$15,000,000
University of California, Ser Z-1, RB
1.05%, 8/3/17 (D)	16,520,000	16,520,000
University of California, Ser Z-2, RB
1.15%, 8/3/17 (D)	15,350,000	15,350,000
University of Pittsburgh, TECP
1.17%, 9/6/17	27,500,000	27,500,000
University of Texas, TECP
1.16%, 9/12/17	5,000,000	5,000,000
University of Virginia, TECP
1.14%, 8/17/17 (C)	25,000,000	24,987,332
TOTAL MUNICIPAL OBLIGATIONS		174,259,332
REGIONAL GOVERNMENT OBLIGATIONS — 2.2%
Province of Ontario Canada
1.10%, 10/25/17	6,200,000	6,199,191
3.15%, 12/15/17	16,945,000	17,059,430
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		23,258,621
CERTIFICATES OF DEPOSIT — 1.9%
Canada Imperial Bank, NY
1.33%, 9/14/17	15,000,000	15,000,000
Royal Bank of Canada, NY
1.31%, 10/19/17	5,000,000	5,000,246
TOTAL CERTIFICATES OF DEPOSIT		20,000,246
U.S. TREASURY OBLIGATION — 0.9%
U.S. Treasury Bills
0.77%, 8/17/17 (C)	10,000,000	9,996,576

TOTAL U.S. TREASURY OBLIGATION		9,996,576
SOVEREIGN DEBT — 0.6%
Export Development Canada
0.75%, 12/15/17	6,000,000	5,991,551

TOTAL SOVEREIGN DEBT		5,991,551
REPURCHASE AGREEMENTS — 25.4%
Counterparty: Bank of Montreal
1.01% dated 7/31/17, due 8/1/17
in the amount of $61,437,724, fully collateralized by U.S. Treasury obligations, par value $26,000 - $36,431,600, coupon range 0.63% - 3.88%, maturity range 5/15/18 - 2/15/43 value $62,664,800	61,436,000	61,436,000
Counterparty: Bank of Nova Scotia
1.03% dated 7/31/17, due 8/1/17
in the amount of $160,004,578, fully collateralized by U.S. government obligations, par value $33,000 - $41,186,000, coupon range 0.63% - 6.25%, maturity range 8/25/17 - 5/15/29 value $163,204,786	160,000,000	160,000,000
Counterparty: RBC Capital Markets
1.02% dated 7/31/17, due 8/1/17
in the amount of $50,001,417, fully collateralized by U.S. Treasury obligations, par value $1,993,000 - $37,995,900, coupon range 0.38% - 3.13%, maturity range 1/31/22 - 8/15/44 value $51,000,089	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		271,436,000

TOTAL INVESTMENTS
(Cost $1,077,865,107) † — 100.9%		1,077,865,107
OTHER ASSETS AND LIABILITIES, NET — (0.9)%		(9,679,968)
NET ASSETS — 100.0%		$1,068,185,139

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Variable rate security. The rate shown is the current rate on July 31, 2017. Date shown represents the final maturity date.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $187,276,017 or 17.53% of net assets of the Portfolio.
(C)	The rate shown is the effective yield at time of purchase.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

GO — General Obligation

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.2%
FANNIE MAE — 6.8%
1.00%, 8/28/17 (A)	$500,000	$500,043
0.88%, 8/28/17 (A)	10,000,000	9,999,024
1.00%, 9/20/17 (A)	2,685,000	2,685,318
1.00%, 9/27/17 (A)	4,000,000	4,000,613
0.88%, 10/26/17 (A)	9,250,000	9,247,195
2.30%, 11/24/17 (A)	1,000,000	1,004,180
0.88%, 12/20/17 (A)	28,150,000	28,131,468
0.88%, 12/27/17 (A)	745,000	744,563
4.38%, 1/23/18 (A)	5,000,000	5,075,266
0.88%, 5/21/18 (A)	15,000,000	14,956,964
		76,344,634
FANNIE MAE, DISCOUNT NOTE — 3.5%
1.05%, 10/18/17 (A) (B)	15,000,000	14,965,875
1.06%, 11/1/17 (A) (B)	25,000,000	24,932,278
		39,898,153
FEDERAL FARM CREDIT BANK — 2.6%
1.00%, 8/15/17	1,000,000	1,000,135
0.83%, 9/21/17	2,690,000	2,689,696
1.13%, 9/22/17	12,100,000	12,103,956
1.15%, 10/10/17	4,700,000	4,701,788
0.67%, 10/18/17	3,000,000	2,997,694
1.26%, 12/8/17 (C)	5,000,000	5,004,086
0.90%, 12/26/17	500,000	499,914
		28,997,269
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 5.7%
0.81%, 8/2/17 (B)	12,500,000	12,499,719
1.06%, 10/16/17 (B)	15,000,000	14,966,433
1.04%, 11/1/17 (B)	5,000,000	4,986,711
0.75%, 11/3/17 (B)	5,700,000	5,688,912
1.07%, 11/14/17 (B)	3,000,000	2,990,637
0.89%, 12/7/17 (B)	7,500,000	7,476,533
1.11%, 12/19/17 (B)	15,000,000	14,935,833
		63,544,778
FEDERAL HOME LOAN BANK — 6.7%
0.75%, 8/15/17	2,000,000	2,000,000
0.75%, 9/8/17	10,000,000	9,996,902
1.08%, 11/15/17 (C)	5,000,000	5,002,166
1.08%, 11/17/17 (C)	7,500,000	7,504,513
1.00%, 12/19/17	5,000,000	5,002,866
1.25%, 12/26/17	750,000	751,142
1.07%, 1/19/18 (C)	10,000,000	10,000,000
1.38%, 3/9/18	10,000,000	10,010,458
0.97%, 3/21/18 (C)	10,000,000	9,993,921
1.09%, 6/12/18 (C)	15,000,000	15,000,000
		75,261,968
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 13.8%
0.65%, 8/2/17 (B)	10,000,000	9,999,820
1.01%, 8/3/17 (B)	30,000,000	29,998,317
0.98%, 8/14/17 (B)	25,000,000	24,991,153
1.02%, 8/23/17 (B)	25,000,000	24,984,417
1.10%, 10/26/17 (B)	35,000,000	34,908,446
0.98%, 11/2/17 (B)	30,375,000	30,298,885
		155,181,038
FREDDIE MAC — 9.6%
1.00%, 9/29/17 (A)	45,500,000	45,511,492
0.93%, 10/24/17 (A) (C)	25,000,000	25,000,000
0.75%, 10/27/17 (A)	1,000,000	999,596
0.72%, 10/27/17 (A)	250,000	249,898
5.13%, 11/17/17 (A)	10,000,000	10,120,984
1.00%, 12/15/17 (A)	9,000,000	8,996,051
0.90%, 12/28/17 (A)	625,000	624,694
1.08%, 1/11/18 (A) (C)	12,500,000	12,500,000
1.05%, 2/26/18 (A)	4,000,000	4,000,668
		108,003,383
FREDDIE MAC, DISCOUNT NOTE — 4.5%
0.61%, 8/1/17 (A) (B)	25,000,000	25,000,000
0.83%, 8/3/17 (A) (B)	25,000,000	24,998,853
		49,998,853
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		597,230,076
COMMERCIAL PAPER — 10.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 10.3%
Army and Air Force Exchange Service
1.03%, 8/1/17 (B) (D)	47,500,000	47,500,000
1.13%, 8/4/17 (B) (D)	6,000,000	5,999,435
1.11%, 8/7/17 (B) (D)	10,500,000	10,498,057
1.15%, 8/10/17 (B) (D)	15,000,000	14,995,688
1.15%, 8/11/17 (B) (D)	17,000,000	16,994,569
1.15%, 8/30/17 (B) (D)	19,000,000	18,982,399
TOTAL COMMERCIAL PAPER		114,970,148
U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills
0.77%, 8/17/17 (B)	25,000,000	24,991,439
1.03%, 10/12/17 (B)	65,000,000	64,866,750

TOTAL U.S. TREASURY OBLIGATIONS		89,858,189
REPURCHASE AGREEMENTS — 27.3%
Counterparty: Bank of Montreal
1.01% dated 7/31/17, due 8/1/17
in the amount of $66,586,868, fully collateralized by U.S. Treasury obligations, par value $396,900 - $45,885,600, coupon range 0.00% - 3.88%, maturity range 5/15/18 - 5/15/40 value $67,916,762	66,585,000	66,585,000
Counterparty: Bank of Montreal
1.02% dated 7/25/17, due 8/1/17
in the amount of $50,009,917, fully collateralized by U.S. Treasury obligations, par value $600 - $24,046,700, coupon range 0.00% - 3.13%, maturity range 4/30/18 - 2/15/43 value $51,000,029	50,000,000	50,000,000
Counterparty: Bank of Nova Scotia
1.03% dated 7/31/17, due 8/1/17
in the amount of $130,003,719, fully collateralized by U.S. government obligations, par value $18,000 - $31,106,000, coupon range 0.71% - 5.36%, maturity range 8/25/17 - 9/24/26 value $132,604,512	130,000,000	130,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD U.S. Government Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
1.02% dated 7/31/17, due 8/1/17
in the amount of $60,001,700, fully collateralized by U.S. Treasury obligations, par value $7,265,800 - $25,675,900, coupon range 2.00% - 3.63%, maturity range 11/15/26 - 2/15/45 value $61,200,007	$60,000,000	$60,000,000
TOTAL REPURCHASE AGREEMENTS		306,585,000

TOTAL INVESTMENTS
(Cost $1,108,643,413) † — 98.8%		1,108,643,413
OTHER ASSETS AND LIABILITIES, NET — 1.2%		13,133,551
NET ASSETS — 100.0%		$1,121,776,964

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2017. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $114,970,148 or 10.25% of net assets of the Portfolio.

As of July 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.96%, 8/3/17 (A)	$4,650,000	$4,650,000

CALIFORNIA — 13.2%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.80%, 8/3/17 (A)	12,950,000	12,950,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.78%, 8/2/17 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.93%, 8/8/17 (A)	20,000,000	20,000,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.79%, 8/3/17 (A)	8,000,000	8,000,000
Irvine Ranch Water District, Ser A-2, SAB
0.89%, 8/3/17 (A)	5,000,000	5,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.83%, 8/2/17 (A)	8,000,000	8,000,000
San Francisco, Airport Commission, TECP
0.86%, 10/5/17	2,500,000	2,500,000
University of California, Ser AL-2, RB
0.80%, 8/3/17 (A)	33,400,000	33,400,000
		94,850,000
COLORADO — 0.9%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.92%, 8/3/17 (A)	1,790,000	1,790,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.87%, 8/3/17 (A)	4,490,000	4,490,000
		6,280,000
CONNECTICUT — 1.2%
Connecticut State, HEFA, TECP
0.88%, 8/3/17	8,180,000	8,180,000
0.89%, 8/3/17	800,000	800,000
		8,980,000
FLORIDA — 3.2%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/2/17 (A)(B)	6,205,000	6,205,000
City of Jacksonville, TECP
0.86%, 8/8/17	15,000,000	15,000,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/2/17 (A)(B)	2,000,000	2,000,000
		23,205,000
GEORGIA — 6.2%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.85%, 8/3/17 (A)	2,900,000	2,900,000
Main Street Natural Gas, Sub-Ser A2, RB
0.92%, 8/2/17 (A)	25,000,000	25,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.83%, 8/2/17 (A)	16,500,000	16,500,000
		44,400,000
IDAHO — 0.6%
Idaho State, GO
4.00%, 6/29/18	4,000,000	4,111,390

ILLINOIS — 5.2%
Illinois State, EFA, TECP
0.90%, 8/3/17	14,000,000	14,000,000
0.91%, 8/9/17	3,000,000	3,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.84%, 8/3/17 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.79%, 8/2/17 (A)	12,300,000	12,300,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.00%, 8/3/17 (A)	2,170,000	2,170,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.97%, 8/2/17 (A)	3,630,000	3,630,000
		37,100,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.81%, 8/2/17 (A)	700,000	700,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.83%, 8/2/17 (A)	2,700,000	2,700,000
		3,400,000
IOWA — 1.5%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.85%, 8/3/17 (A)	5,525,000	5,525,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.97%, 8/3/17 (A)	$600,000	$600,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.87%, 8/3/17 (A)	4,775,000	4,775,000
		10,900,000
KENTUCKY — 1.1%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.95%, 8/2/17 (A)	7,700,000	7,700,000

LOUISIANA — 0.7%
East Baton Rouge Parish, Industrial Development Board Inc., ExxonMobil Project, Ser A, RB
0.63%, 8/1/17 (A)	5,000,000	5,000,000

MARYLAND — 5.8%
Johns Hopkins University, TECP
0.86%, 8/2/17	11,000,000	11,000,000
0.87%, 9/5/17	10,000,000	10,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.95%, 9/1/17 (A)	8,500,000	8,500,000
Montgomery County, TECP
0.88%, 10/3/17	12,000,000	12,000,000
		41,500,000
MASSACHUSETTS — 1.0%
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.30%, 8/1/17 (A)	2,015,000	2,015,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
1.00%, 8/2/17 (A) (C)	5,000,000	5,000,000
		7,015,000
MICHIGAN — 5.4%
Board of Trustees of Michigan State University, TECP
0.89%, 8/4/17	6,040,000	6,040,000
Michigan State University, RB
0.81%, 8/2/17 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.95%, 9/1/17 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.95%, 8/3/17 (A)	7,700,000	7,700,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.50%, 8/1/17 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.48%, 8/1/17 (A)	5,255,000	5,255,000
University of Michigan, Ser D-2, RB
0.77%, 8/3/17 (A)	4,535,000	4,535,000
		39,180,000
MINNESOTA — 4.6%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.79%, 8/2/17 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.82%, 8/3/17 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.85%, 9/7/17	7,200,000	7,200,000
University of Minnesota, TECP
0.84%, 8/14/17	12,000,000	12,000,000
		32,985,000
MISSISSIPPI — 3.8%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
0.68%, 8/1/17 (A)	8,200,000	8,200,000
0.68%, 8/1/17 (A)	2,100,000	2,100,000
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.73%, 8/1/17 (A)	3,600,000	3,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.68%, 8/1/17 (A)	4,300,000	4,300,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.68%, 8/1/17 (A)	5,000,000	5,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.73%, 8/1/17 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.68%, 8/1/17 (A)	845,000	845,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.73%, 8/1/17 (A)	900,000	900,000
		27,160,000
MISSOURI — 5.4%
Curators of University of Missouri, TECP
0.95%, 8/3/17	13,000,000	13,000,000
0.93%, 9/6/17	9,640,000	9,640,000
0.94%, 9/6/17	10,000,000	10,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.82%, 8/2/17 (A)	5,900,000	5,900,000
		38,540,000
MULTI-STATE — 3.2%
Freddie Mac MFC, Ser M020, AMT, RB
0.92%, 8/3/17 (A) (B)	18,397,000	18,397,000
Freddie Mac MFC, Ser M031, RB
0.90%, 8/3/17 (A) (B)	4,390,000	4,390,000
		22,787,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEVADA — 1.5%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.87%, 8/2/17 (A)	$5,500,000	$5,500,000
Nevada State, Housing Division, Multi-Unit Housing Project, Ser A, AMT, RB, (LOC: Wachovia Bank, N.A.)
0.97%, 8/3/17 (A)	5,670,000	5,670,000
		11,170,000
NEW YORK — 8.1%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.83%, 8/3/17 (A)	7,740,000	7,740,000
NYC, Ser I-6, GO
0.70%, 8/1/17 (A)	1,000,000	1,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.68%, 8/1/17 (A)	4,590,000	4,590,000
NYC, Water & Sewer System, Ser B-4, RB
0.70%, 8/1/17 (A)	6,400,000	6,400,000
NYS, Dormitory Authority, Ser B, RB
5.00%, 2/15/18	14,610,000	14,937,369
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.84%, 8/2/17 (A)	10,600,000	10,600,000
Port Authority of New York & New Jersey, TECP
0.90%, 8/24/17	13,375,000	13,375,000
		58,642,369
OHIO — 1.9%
Franklin County, GO
2.50%, 12/1/17	4,000,000	4,019,838
Franklin County, Hospital Facilities, Ohio Health Corporation Project, RB
0.79%, 8/2/17 (A)	10,000,000	10,000,000
		14,019,838
OREGON — 0.5%
Oregon State, Veterans Welfare Project, Ser 9, GO
0.81%, 8/3/17 (A)	3,630,000	3,630,000

PENNSYLVANIA — 2.9%
Pennsylvania State University, Ser B, RB
1.05%, 12/1/17 (A)	9,000,000	9,000,000
University of Pittsburgh, Pittsburgh Asset Notes - Higher Education Project, RB
2.00%, 8/15/17	6,000,000	6,003,200
University of Pittsburgh, TECP
0.89%, 8/9/17	6,000,000	6,000,000
		21,003,200
TEXAS — 11.7%
Dallas Area Rapid Transit, TECP
0.90%, 8/9/17	10,000,000	10,000,000
0.91%, 9/7/17	11,800,000	11,800,000
Harris County, IDC, Exxon Project, AMT, RB
0.70%, 8/1/17 (A)	14,275,000	14,275,000
Houston, GO
2.00%, 6/29/18	5,000,000	5,048,624
2.50%, 6/29/18	5,000,000	5,070,726
3.00%, 6/29/18	10,000,000	10,187,397
Lower Neches Valley Authority, IDC, ExxonMobil Project, RB
0.63%, 8/1/17 (A)	7,000,000	7,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.82%, 8/2/17 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.91%, 8/3/17 (A)(B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
0.77%, 8/3/17 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.77%, 8/3/17 (A)	4,600,000	4,600,000
		84,131,747
UTAH — 1.5%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.90%, 8/3/17 (A)	10,535,000	10,535,000

VIRGINIA — 4.3%
Norfolk, EDA, Sentara Healthcare Project, RB
0.79%, 8/3/17 (A)	9,800,000	9,800,000
Norfolk, IDA, TECP
0.88%, 8/2/17	10,000,000	10,000,000
0.88%, 8/7/17	11,000,000	11,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.94%, 8/2/17 (A)	100,000	100,000
		30,900,000
WASHINGTON — 2.9%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.87%, 8/3/17 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
1.25%, 8/3/17 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.91%, 8/3/17 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.92%, 8/3/17 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.91%, 8/3/17 (A)(B)	4,620,000	4,620,000
		21,105,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Municipal Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WYOMING — 0.3%
Sweetwater County, Pacificorp Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.73%, 8/1/17 (A)	$1,900,000	$1,900,000

TOTAL MUNICIPAL OBLIGATIONS		716,780,544

TOTAL INVESTMENTS
(Cost $716,780,544) † — 99.7%		716,780,544
OTHER ASSETS AND LIABILITIES, NET — 0.3%		2,229,999
NET ASSETS — 100.0%		$719,010,543

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $5,000,000 or 0.70% of net assets of the Portfolio.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EDA — Economic Development Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
CALIFORNIA — 99.7%
California State, TECP
0.89%, 10/4/17	$5,000,000	$5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.80%, 8/3/17 (A)	11,500,000	11,500,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.79%, 8/2/17 (A)	3,400,000	3,400,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.83%, 8/2/17 (A)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.78%, 8/2/17 (A)	10,500,000	10,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.79%, 8/3/17 (A)	8,450,000	8,450,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.93%, 8/8/17 (A)	8,775,000	8,775,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.95%, 8/2/17 (A)	5,500,000	5,500,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.40%, 8/1/17 (A)	2,210,000	2,210,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.56%, 8/1/17 (A)	615,000	615,000
California State, MFA, ExxonMobil Project, AMT, RB
0.64%, 8/1/17 (A)	1,300,000	1,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.79%, 8/3/17 (A)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.83%, 8/3/17 (A)	1,300,000	1,300,000
California State, PCFA, ExxonMobil Project, AMT, RB
0.64%, 8/1/17 (A)	5,600,000	5,600,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: Canadian Imperial Bank)
0.73%, 8/1/17 (A)	4,750,000	4,750,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.90%, 8/3/17 (A)(B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB
0.90%, 8/3/17 (A)	3,030,000	3,030,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB
0.79%, 8/3/17 (A)	3,000,000	3,000,000
California Statewide, Community Development Authority, Ser B, RB
0.92%, 8/3/17 (A)	12,300,000	12,300,000
California Statewide, Community Development Authority, AMT, RB
0.91%, 8/3/17 (A)	10,000,000	10,000,000
Irvine Ranch Water District, Ser A-1, SAB
0.89%, 8/3/17 (A)	12,000,000	12,000,000
Irvine Unified School District, Community Facilities District #09, SAB, (LOC: U.S. Bank N.A.)
0.57%, 8/1/17 (A)	600,000	600,000
Irvine, Assessment District No. 94-13, Oak Creek, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.61%, 8/1/17 (A)	607,000	607,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.91%, 8/3/17 (A)(B)	6,800,000	6,800,000
Los Angeles Community Redevelopment Agency, Academy Village Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.82%, 8/3/17 (A)(B)	9,500,000	9,500,000
Los Angeles County, RB
5.00%, 6/29/18	2,500,000	2,592,381
Los Angeles County, TECP
0.93%, 9/6/17	11,775,000	11,775,000
Los Angeles, RB
5.00%, 6/28/18	7,000,000	7,255,908
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.83%, 8/2/17 (A)	9,460,000	9,460,000
Riverside County, RB
2.00%, 6/29/18	5,000,000	5,050,904
Sacramento, Municipal Utility, TECP
0.92%, 10/5/17	10,000,000	10,000,000
San Diego County, COP, (LOC: Northern Trust Company)
0.92%, 8/3/17 (A)	1,550,000	1,550,000
San Francisco City & County, TECP
0.93%, 10/4/17	4,070,000	4,070,000
San Francisco, Airport Commission, TECP
0.86%, 10/5/17	7,500,000	7,500,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.84%, 8/2/17 (A)	4,900,000	4,900,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.77%, 8/2/17 (A)	7,500,000	7,500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD California Municipal Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-1, RB
0.78%, 8/3/17 (A)	$1,000,000	$1,000,000
University of California, Ser AL-2, RB
0.80%, 8/3/17 (A)	7,600,000	7,600,000
University of California, Ser AL-4, RB
0.78%, 8/3/17 (A)	4,700,000	4,700,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.77%, 8/2/17 (A)	9,300,000	9,300,000
TOTAL MUNICIPAL OBLIGATIONS		244,591,193

TOTAL INVESTMENTS
(Cost $244,591,193) † — 99.7%		244,591,193
OTHER ASSETS AND LIABILITIES, NET — 0.3%		847,077
NET ASSETS — 100.0%		$245,438,270

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2017, all the investments are classified as Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
NEW YORK — 99.6%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.91%, 8/3/17 (A) (B)	$6,320,000	$6,320,000
Geneva, HFA, Depaul Community Facility, Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.91%, 8/3/17 (B)	1,410,000	1,410,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.80%, 8/4/17 (B)	8,300,000	8,300,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.88%, 8/2/17 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.88%, 8/2/17 (A) (B)	8,000,000	8,000,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.88%, 8/2/17 (A) (B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
1.00%, 8/3/17 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.70%, 8/1/17 (B)	1,000,000	1,000,000
NYC, Ser I, GO, (LOC: Bank of New York Mellon)
0.70%, 8/1/17 (B)	7,700,000	7,700,000
NYC, Ser I-6, GO, (LOC: Bank of New York Mellon)
0.70%, 8/1/17 (B)	450,000	450,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB
0.67%, 8/1/17 (B)	1,550,000	1,550,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB
0.82%, 8/2/17 (B)	4,800,000	4,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.70%, 8/1/17 (B)	900,000	900,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.70%, 8/1/17 (B)	520,000	520,000
NYC, Trust for Cultural Resources, American Museum Project, RB
0.87%, 8/3/17 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.68%, 8/1/17 (B)	1,325,000	1,325,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB
0.68%, 8/1/17 (B)	1,200,000	1,200,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser DD-2, RB
0.69%, 8/1/17 (B)	500,000	500,000
NYC, Water & Sewer System, Ser B-4, RB
0.70%, 8/1/17 (B)	1,255,000	1,255,000
NYS, Dormitory Authority, TECP
0.92%, 10/4/17	8,000,000	8,000,000
NYS, Dormitory Authority, Cornell University Project, Ser A, RB
0.81%, 8/3/17 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, Cornell University Project, Ser B, RB
0.81%, 8/3/17 (B)	1,800,000	1,800,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.82%, 8/3/17 (B)	8,025,000	8,025,000
NYS, Dormitory Authority, Ser B, RB
5.00%, 2/15/18	7,500,000	7,668,054
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.84%, 8/2/17 (B)	6,300,000	6,300,000
NYS, Energy Research & Development Authority, Ser A-4, AMT, RB, (LOC: Bank of Nova Scotia)
0.85%, 8/2/17 (B)	2,000,000	2,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/2/17 (A) (B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
1.00%, 8/2/17 (A) (B)	4,200,000	4,200,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.88%, 8/2/17 (A) (B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB
0.88%, 8/2/17 (B)	7,850,000	7,850,000
NYS, HFA, 625 West 57th Street Project, RB, (LOC: Bank of New York Mellon)
0.80%, 8/2/17 (B)	2,300,000	2,300,000
NYS, HFA, Bowery Place I Project, Ser A, RB
0.85%, 8/2/17 (B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.82%, 8/2/17 (B)	7,400,000	7,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.88%, 8/2/17 (A) (B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.95%, 8/2/17 (A) (B)	3,000,000	3,000,000
NYS, MTA, Ser E-3, RB, (LOC: Bank of Montreal)
0.83%, 8/3/17 (B)	6,815,000	6,815,000
NYS, MTA, Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.70%, 8/1/17 (B)	700,000	700,000
Onondaga County, Trust for Cultural Resources, Syracuse University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.81%, 8/2/17 (B)	6,200,000	6,200,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD New York Municipal Money Market Portfolio • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Port Authority of New York & New Jersey, TECP
0.96%, 10/12/17	$5,000,000	$5,000,000
Port Authority of New York & New Jersey, TECP
0.90%, 8/24/17	4,000,000	4,000,000
Syracuse Industrial Development Agency, Syracuse University Project, RB, (LOC: U.S. Bank, N.A.)
0.79%, 8/2/17 (B)	1,800,000	1,800,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.85%, 8/2/17 (B)	1,655,000	1,655,000
TOTAL MUNICIPAL OBLIGATIONS		168,363,054

TOTAL INVESTMENTS
(Cost $168,363,054) † — 99.6%		168,363,054
OTHER ASSETS AND LIABILITIES, NET — 0.4%		735,274
NET ASSETS — 100.0%		$169,098,328

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled led institution with the objective of returning the entity to normal business operations.

(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on July 31, 2017. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

As of July 31, 2017, all the investments are classified as Level 2 in accordance with the authoritative guidance on fair value measurements, and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers, between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.4%
FANNIE MAE — 7.0%
1.00%, 8/28/17 (A)	$500,000	$500,043
0.88%, 8/28/17 (A)	10,000,000	9,999,024
1.00%, 9/20/17 (A)	2,600,000	2,600,307
1.00%, 9/27/17 (A)	4,000,000	4,000,613
0.88%, 10/26/17 (A)	9,250,000	9,247,195
2.30%, 11/24/17 (A)	1,000,000	1,004,181
0.88%, 12/20/17 (A)	28,150,000	28,131,468
0.88%, 12/27/17 (A)	745,000	744,563
4.38%, 1/23/18 (A)	5,000,000	5,075,266
0.88%, 5/21/18 (A)	15,000,000	14,956,964
		76,259,624
FANNIE MAE, DISCOUNT NOTE — 3.7%
1.05%, 10/18/17 (A) (B)	15,000,000	14,965,875
1.06%, 11/1/17 (A) (B)	25,000,000	24,932,278
		39,898,153
FEDERAL FARM CREDIT BANK — 2.7%
1.00%, 8/15/17	1,000,000	1,000,135
0.83%, 9/21/17	2,500,000	2,499,717
1.13%, 9/22/17	12,000,000	12,003,925
1.15%, 10/10/17	4,700,000	4,701,788
0.67%, 10/18/17	3,000,000	2,997,694
1.26%, 12/8/17 (C)	5,000,000	5,004,086
0.90%, 12/26/17	500,000	499,914
		28,707,259
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 5.4%
0.81%, 8/2/17 (B)	12,500,000	12,499,719
1.06%, 10/16/17 (B)	10,000,000	9,977,622
1.04%, 11/1/17 (B)	5,000,000	4,986,711
0.75%, 11/3/17 (B)	6,000,000	5,988,328
1.07%, 11/14/17 (B)	2,000,000	1,993,758
0.89%, 12/7/17 (B)	7,500,000	7,476,533
1.11%, 12/19/17 (B)	15,000,000	14,935,833
		57,858,504
FEDERAL HOME LOAN BANK — 6.9%
0.75%, 8/15/17	1,733,333	1,733,333
0.75%, 9/8/17	10,000,000	9,996,902
1.08%, 11/15/17 (C)	5,000,000	5,002,166
1.08%, 11/17/17 (C)	7,500,000	7,504,513
1.00%, 12/19/17	5,000,000	5,002,866
1.25%, 12/26/17	750,000	751,142
1.07%, 1/19/18 (C)	10,000,000	10,000,000
1.38%, 3/9/18	10,000,000	10,010,458
0.97%, 3/21/18 (C)	10,000,000	9,993,921
1.09%, 6/12/18 (C)	15,000,000	15,000,000
		74,995,301
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 12.5%
0.65%, 8/2/17 (B)	10,000,000	9,999,820
1.01%, 8/3/17 (B)	30,000,000	29,998,317
0.98%, 8/14/17 (B)	25,000,000	24,991,153
1.02%, 8/23/17 (B)	25,000,000	24,984,417
1.10%, 10/26/17 (B)	15,000,000	14,960,762
0.98%, 11/2/17 (B)	30,375,000	30,298,885
		135,233,354
FREDDIE MAC — 8.6%
1.00%, 9/29/17 (A)	31,008,000	31,015,796
0.93%, 10/24/17 (A) (C)	25,000,000	25,000,000
0.75%, 10/27/17 (A)	1,000,000	999,597
0.72%, 10/27/17 (A)	250,000	249,898
5.13%, 11/17/17 (A)	10,000,000	10,120,984
1.00%, 12/15/17 (A)	9,000,000	8,996,051
0.90%, 12/28/17 (A)	625,000	624,694
1.08%, 1/11/18 (A) (C)	12,500,000	12,500,000
1.05%, 2/26/18 (A)	4,000,000	4,000,668
		93,507,688
FREDDIE MAC, DISCOUNT NOTE — 4.6%
0.61%, 8/1/17 (A) (B)	25,000,000	25,000,000
0.83%, 8/3/17 (A) (B)	25,000,000	24,998,853
		49,998,853
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		556,458,736
U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bills
0.77%, 8/17/17 (B)	25,000,000	24,991,439
0.89%, 8/31/17 (B)	50,000,000	49,963,021
0.95%, 9/21/17 (B)	50,000,000	49,932,709
0.96%, 9/28/17 (B)	100,000,000	99,845,333
1.03%, 10/12/17 (B)	20,000,000	19,959,000
TOTAL U.S. TREASURY OBLIGATIONS		244,691,502
COMMERCIAL PAPER — 10.6%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 10.6%
Army and Air Force Exchange Service
1.03%, 8/1/17 (B) (D)	47,500,000	47,500,000
1.13%, 8/4/17 (B) (D)	6,000,000	5,999,435
1.11%, 8/7/17 (B) (D)	10,500,000	10,498,057
1.15%, 8/10/17 (B) (D)	15,000,000	14,995,688
1.15%, 8/11/17 (B) (D)	17,000,000	16,994,569
1.15%, 8/30/17 (B) (D)	19,000,000	18,982,399
TOTAL COMMERCIAL PAPER		114,970,148
REPURCHASE AGREEMENTS — 15.4%
Counterparty: Bank of Montreal
1.01% dated 7/31/17, due 8/1/17
in the amount of $82,077,303, fully collateralized by U.S. Treasury obligations, par value $2,898,300 - $48,387,400, coupon rate range 2.13% - 3.63%, maturity range 2/28/24 - 8/15/43, value $83,716,554	82,075,000	82,075,000
Counterparty: Bank of Montreal
1.02% dated 7/25/17, due 8/1/17
in the amount of $50,009,917, fully collateralized by U.S. Treasury obligations, par value $5,900 - $20,722,200, coupon rate range 0.63% - 3.75%, maturity range 2/28/19 - 8/15/44, value $51,000,077	50,000,000	50,000,000
Counterparty: Bank of Nova Scotia
1.03% dated 7/31/17, due 8/1/17
in the amount of $25,000,715, fully collateralized by U.S. government obligations, par value $1,000 - $6,570,000, coupon rate range 0.75% - 6.25%, maturity range 8/28/17 - 5/15/29, value $25,501,105	25,000,000	25,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets
1.02% dated 7/31/17, due 8/1/17
in the amount of $10,000,283, fully collateralized by U.S. Treasury obligations, par value $857,500 - $8,095,700, coupon rate range 0.13% - 3.38%, maturity range 1/15/23 - 4/15/32, value $10,200,016	$10,000,000	$10,000,000
TOTAL REPURCHASE AGREEMENTS		167,075,000

TOTAL INVESTMENTS
(Cost $1,083,195,386) † — 100.0%		1,083,195,386
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(185,350)
NET ASSETS — 100.0%		$1,083,010,036

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on July 31, 2017. Date shown represents the final maturity date.
(D)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2017, these securities amounted to $114,970,148 or 10.62% of net assets of the Portfolio.

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional Treasury Obligations Money Market Fund • Schedule of Investments

July 31, 2017 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Bills
0.84%, 9/7/17 (A)	$25,000,000	$24,978,622
0.96%, 9/28/17 (A)	25,000,000	24,961,334
0.95%, 10/12/17 (A)	30,000,000	29,943,075
0.92%, 10/19/17 (A)	15,000,000	14,969,832
0.76%, 11/9/17 (A)	45,000,000	44,906,125
0.94%, 1/4/18 (A)	60,000,000	59,757,095

U.S. Treasury Note
0.75%, 10/31/17	50,000,000	49,958,560

TOTAL U.S. TREASURY OBLIGATIONS		249,474,643
REPURCHASE AGREEMENTS — 55.6%
Counterparty: Bank of Montreal
1.01% dated 7/31/17, due 8/1/17
in the amount of $56,117,574, fully collateralized by U.S. Treasury obligations, par value $3,300 - $51,476,500, coupon rate range 0.75% - 3.00%, maturity range 9/30/23 - 5/15/47, value $57,238,321	56,116,000	56,116,000
Counterparty: Bank of Montreal
1.02% dated 7/25/17, due 8/1/17
in the amount of $50,009,917, fully collateralized by U.S. Treasury obligations, par value $4,000 - $19,508,200, coupon rate range 0.00% - 3.13%, maturity range 1/15/18 - 8/15/45, value $51,000,006	50,000,000	50,000,000
Counterparty: Bank of Nova Scotia
1.03% dated 7/31/17, due 8/1/17
in the amount of $100,002,861, fully collateralized by U.S. Treasury obligations, par value $100 - $70,903,600, coupon rate range 1.25% - 6.00%, maturity range 6/30/19 - 11/15/26, value $102,002,918	100,000,000	100,000,000
Counterparty: RBC Capital Markets
1.02% dated 7/31/17, due 8/1/17
in the amount of $105,002,975, fully collateralized by U.S. Treasury obligations, par value $5,800 - $40,626,600, coupon rate range 0.13% - 3.38%, maturity range 4/30/19 - 4/15/32, value $107,100,044	105,000,000	105,000,000
TOTAL REPURCHASE AGREEMENTS		311,116,000

TOTAL INVESTMENTS
(Cost $560,590,643) † — 100.1%		560,590,643
OTHER ASSETS AND LIABILITIES, NET — (0.1)%		(320,969)
NET ASSETS — 100.0%		$560,269,674

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*                    /s/ R. Michael Thorfinnson, President

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ R. Michael Thorfinnson, President

Date: September 25, 2017

By (Signature and Title)*                     /s/ Eric Kleinschmidt, Treasurer

Date: September 25, 2017

* Print the name and title of each signing officer under his or her signature.